Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Minimum period amortization of the right-of-use on land asset	2 years
Maximum period amortization of the right-of-use on land asset	26 years
Minimum period amortization of the right-of-use on Motor vehicles asset	2 years
Maximum period amortization of the right-of-use on Motor vehicles asset	5 years
Minimum period amortization of the mainly right-of-use on land asset	3 years
Maximum period amortization of the mainly right-of-use on land asset	7 years
Amortization of the mainly right-of-use on motor vehicles asset	2 years